Business and asset acquisitions (Details) $ in Thousands, $ in Thousands	1 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($) MWac	Jan. 31, 2021 USD ($) MWac windProject	Oct. 31, 2020 USD ($)	Nov. 30, 2019 windProject	Jun. 30, 2021 USD ($)	Jun. 30, 2021 USD ($) facility	Jun. 30, 2021 CLP ($) facility	Dec. 31, 2019 windProject MWac	Dec. 31, 2020 USD ($)
ESSAL
Net assets acquired, net of cash and cash equivalents
Non-controlling interest (percent)		30.00%
Mid-west Wind Development Project
Business Acquisition [Line Items]
Number of wind projects | windProject								3
Wind power capacity (megawatt AC) | MWac								600
Tax equity funding					$ 530,880	$ 530,880
Total purchase price						97,004
Existing loans treated as a reduction of consideration incurred						789,923
Net assets acquired, net of cash and cash equivalents
Working capital					(28,630)	(28,630)
Property, plant and equipment					1,136,390	1,136,390
Long-term debt					(789,804)	(789,804)
Asset retirement obligation					(27,053)	(27,053)
Deferred tax liability					(2,969)	(2,969)
Other liabilities					(104,129)	(104,129)
Non-controlling interest					(29,141)	(29,141)
Total net assets acquired					154,664	154,664
Cash and cash equivalents acquired					15,860	15,860
Total net assets acquired, net of cash and cash equivalents					138,804	$ 138,804
Missouri Wind Projects
Business Acquisition [Line Items]
Number of wind projects | windProject				2
North Fork Ridge Wind Project
Business Acquisition [Line Items]
Number of wind projects | facility						3	3
Tax equity funding									$ 29,446
Altavista Solar Facility
Business Acquisition [Line Items]
Total purchase price	$ 6,735
Existing loans treated as a reduction of consideration incurred	122,024
Net assets acquired, net of cash and cash equivalents
Working capital	870
Property, plant and equipment	138,343
Long-term debt	(122,024)
Asset retirement obligation	(3,332)
Deferred tax liability	(421)
Total net assets acquired	13,436
Cash and cash equivalents acquired	33
Total net assets acquired, net of cash and cash equivalents	$ 13,403
Equity interest (percent)	50.00%
Solar power capacity (megawatt ac) | MWac	80
Ownership interest acquired (percent)	50.00%
Maverick Creek and Sugar Creek Wind Facilities
Business Acquisition [Line Items]
Number of wind projects | windProject		2
Total purchase price		$ 43,797
Existing loans treated as a reduction of consideration incurred		87,035
Net assets acquired, net of cash and cash equivalents
Working capital		(15,557)
Property, plant and equipment		1,068,708
Long-term debt		(855,409)
Asset retirement obligation		(23,402)
Deferred tax liability		(6,431)
Derivative instruments		7,575
Total net assets acquired		175,484
Cash and cash equivalents acquired		4,241
Total net assets acquired, net of cash and cash equivalents		$ 171,243
Equity interest (percent)		50.00%
Ownership interest acquired (percent)		50.00%
Consideration payable					18,641	$ 18,641
Maverick Creek Wind Facility
Business Acquisition [Line Items]
Wind power capacity (megawatt AC) | MWac		492
Existing loans treated as a reduction of consideration incurred					570,580
Sugar Creek Wind Facility
Business Acquisition [Line Items]
Wind power capacity (megawatt AC) | MWac		202
Tax equity funding					73,957	73,957
Existing loans treated as a reduction of consideration incurred					$ 284,829
ESSAL
Business Acquisition [Line Items]
Total purchase price			$ 162,086
Net assets acquired, net of cash and cash equivalents
Ownership interest acquired (percent)			94.00%
Increase in accruals and long-term debt						3,183	$ 2,534,109
Increase in goodwill						$ 3,183	$ 2,534,109
Ownership interest sold (percent)		32.00%
Ownership interest after transaction (percent)		64.00%
ESSAL | Third Party
Net assets acquired, net of cash and cash equivalents
Ownership interest sold		$ 51,750